AST TEMPLETON GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 41.3%
Sovereign Bonds — 30.9%
Argentina — 1.5%
Argentina Treasury Bond Boncer,
Bonds
1.200%	03/18/22	ARS	167,810	$1,011,287
1.400%	03/25/23	ARS	99,699	560,654
1.500%	03/25/24	ARS	99,699	513,702
Argentine Bonos del Tesoro,
Bonds
15.500%	10/17/26	ARS	176,989	734,405
16.000%	10/17/23	ARS	97,317	455,764
Unsec’d. Notes
18.200%	10/03/21	ARS	90,914	519,006
Bonos del Tesoro Nacional en Pesos Badlar,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 2.000%
36.575%(c)	04/03/22	ARS	5,730	42,585
				3,837,403
Brazil — 0.7%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/21	BRL	9,133	1,841,380
Colombia — 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	8,581
7.750%	04/14/21	COP	245,000	61,937
9.850%	06/28/27	COP	59,000	15,872
Colombian TES,
Bonds, Series B
6.000%	04/28/28	COP	2,968,800	677,580
7.000%	05/04/22	COP	1,048,000	262,842
7.500%	08/26/26	COP	4,120,500	1,042,427
10.000%	07/24/24	COP	4,494,000	1,263,739
11.000%	07/24/20	COP	903,000	227,187
				3,560,165
Ghana — 1.8%
Republic of Ghana Government Bonds,
Bonds
16.500%	03/22/21	GHS	220	36,922
16.500%	02/06/23	GHS	2,220	339,832
17.600%	11/28/22	GHS	100	15,822
18.250%	09/21/20	GHS	100	17,377
18.250%	07/25/22	GHS	23,550	3,917,775
18.500%	06/01/20	GHS	60	10,465
19.750%	03/15/32	GHS	265	39,689
24.750%	03/01/21	GHS	100	17,972
24.750%	07/19/21	GHS	130	23,563
Unsec’d. Notes
16.250%	05/17/21	GHS	820	136,670
				4,556,087
Indonesia — 7.1%
Indonesia Treasury Bond,
Bonds, Series 034
12.800%	06/15/21	IDR	8,277,000	548,147
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (continued)
Indonesia (cont’d.)
Bonds, Series 043
10.250%	07/15/22	IDR	14,584,000	$962,264
Bonds, Series 056
8.375%	09/15/26	IDR	41,162,000	2,583,719
Bonds, Series 061
7.000%	05/15/22	IDR	121,498,000	7,580,573
Bonds, Series 063
5.625%	05/15/23	IDR	46,670,000	2,778,120
Bonds, Series 070
8.375%	03/15/24	IDR	53,275,000	3,370,491
Sr. Unsec’d. Notes, Series 035
12.900%	06/15/22	IDR	909,000	63,148
				17,886,462
Mexico — 10.6%
Mexican Bonos,
Bonds, Series M
6.500%	06/10/21	MXN	112,510	4,757,607
6.500%	06/09/22	MXN	137,850	5,855,682
8.000%	06/11/20	MXN	98,130	4,147,224
Bonds, Series M20
10.000%	12/05/24	MXN	19,580	939,916
Sr. Unsec’d. Notes, Series M
7.250%	12/09/21	MXN	174,080	7,472,329
8.000%	12/07/23	MXN	35,440	1,578,042
Mexican Udibonos,
Bonds, TIPS, Series S
2.500%	12/10/20	MXN	51,750	2,158,044
				26,908,844
Norway — 4.8%
Norway Government Bond,
Bonds, Series 474, 144A
3.750%	05/25/21	NOK	39,073	3,908,952
Bonds, Series 475, 144A
2.000%	05/24/23	NOK	32,602	3,293,002
Bonds, Series 476, 144A
3.000%	03/14/24	NOK	29,576	3,127,815
Bonds, Series 477, 144A
1.750%	03/13/25	NOK	10,392	1,057,507
Bonds, Series 478, 144A
1.500%	02/19/26	NOK	6,156	621,586
				12,008,862
South Korea — 3.0%
Korea Treasury Bond,
Bonds, Series 2309
2.250%	09/10/23	KRW	779,000	662,033
Bonds, Series 2403
1.875%	03/10/24	KRW	1,442,000	1,211,227
Bonds, Series 2409
1.375%	09/10/24	KRW	3,768,780	3,104,798
3.000%	09/10/24	KRW	960,000	843,979
A1

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (continued)
South Korea (cont’d.)
Bonds, Series 2912
1.375%	12/10/29	KRW	2,271,000	$1,835,558
				7,657,595

Total Sovereign Bonds (cost $115,433,365)				78,256,798
U.S. Treasury Obligations — 10.4%
U.S. Treasury Notes
1.500%	11/30/24		1,890	1,989,520
1.625%	02/15/26		2,920	3,109,344
1.625%	10/31/26		2,920	3,124,400
2.000%	02/15/25		1,850	1,991,496
2.125%	05/15/25		2,210	2,398,541
2.125%	05/31/26		1,335	1,465,267
2.625%	12/31/25		5,407	6,065,978
2.875%	05/31/25		5,500	6,185,351

Total U.S. Treasury Obligations (cost $25,398,266)				26,329,897

Total Long-Term Investments (cost $140,831,631)				104,586,695
Short-Term Investments — 17.6%
Foreign Treasury Obligations(n) — 16.4%
Brazil — 8.0%
Brazil Letras do Tesouro Nacional
3.482%	07/01/20	BRL	64,630	12,336,904
3.592%	10/01/20	BRL	41,450	7,850,182
				20,187,086
Japan — 7.4%
Japan Treasury Bills
(0.275)%	09/10/20	JPY	179,300	1,669,097
(0.259)%	05/20/20	JPY	14,500	134,891
(0.254)%	05/11/20	JPY	156,500	1,455,810
(0.235)%	09/23/20	JPY	168,000	1,564,040
(0.165)%	05/25/20	JPY	808,100	7,518,180
(0.160)%	05/07/20	JPY	473,600	4,405,653
(0.160)%	07/10/20	JPY	218,800	2,036,135
				18,783,806
Mexico — 0.6%
Mexico Cetes
11.136%	04/02/20	MXN	3,801	1,602,213
Norway — 0.4%
Norway Treasury Bills
1.184%	09/16/20	NOK	3,359	322,666
1.242%	06/17/20	NOK	5,630	541,243
				863,909

Total Foreign Treasury Obligations (cost $42,077,023)				41,437,014
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligation(n) — 1.2%
Federal Home Loan Bank
0.183%	04/01/20	3,110	$3,109,986
(cost $3,110,000)

Total Short-Term Investments (cost $45,187,023)			44,547,000

TOTAL INVESTMENTS—58.9% (cost $186,018,654)			149,133,695

Other assets in excess of liabilities(z) — 41.1%			104,014,805

Net Assets — 100.0%			$253,148,500

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GHS	Ghana Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
OTC	Over-the-counter
TIPS	Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A2

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	6,309	$1,222,674	$1,214,013	$—	$(8,661)
Euro,
Expiring 04/08/20	Deutsche Bank AG	EUR	1,860	2,079,214	2,051,895	—	(27,319)
Expiring 04/08/20	Goldman Sachs Bank USA	EUR	4,160	4,653,168	4,589,185	—	(63,983)
Expiring 04/29/20	Goldman Sachs Bank USA	EUR	272	305,184	300,890	—	(4,294)
Expiring 04/30/20	Deutsche Bank AG	EUR	2,423	2,713,026	2,676,146	—	(36,880)
Expiring 04/30/20	HSBC Bank PLC	EUR	4,963	5,317,413	5,480,499	163,086	—
Expiring 04/30/20	HSBC Bank PLC	EUR	900	1,007,752	993,834	—	(13,918)
Expiring 05/20/20	Bank of America, N.A.	EUR	2,938	3,187,284	3,247,139	59,855	—
Expiring 05/20/20	JPMorgan Chase Bank, N.A.	EUR	2,200	2,385,535	2,431,131	45,596	—
Expiring 05/29/20	Bank of America, N.A.	EUR	9,315	10,244,637	10,296,987	52,350	—
Expiring 07/23/20	UBS AG	EUR	3,416	3,850,413	3,782,993	—	(67,420)
Japanese Yen,
Expiring 06/08/20	HSBC Bank PLC	JPY	158,576	1,503,377	1,479,159	—	(24,218)
Expiring 06/08/20	JPMorgan Chase Bank, N.A.	JPY	150,607	1,429,494	1,404,831	—	(24,663)
Expiring 06/18/20	HSBC Bank PLC	JPY	486,490	4,486,880	4,539,653	52,773	—
Expiring 06/22/20	JPMorgan Chase Bank, N.A.	JPY	238,972	2,259,738	2,230,299	—	(29,439)
Expiring 06/24/20	BNP Paribas S.A.	JPY	603,905	5,768,004	5,636,631	—	(131,373)
Expiring 08/27/20	JPMorgan Chase Bank, N.A.	JPY	83,437	761,793	780,362	18,569	—
Expiring 08/31/20	Citibank, N.A.	JPY	321,753	3,113,250	3,009,627	—	(103,623)
Norwegian Krone,
Expiring 06/15/20	JPMorgan Chase Bank, N.A.	NOK	23,469	2,564,674	2,258,076	—	(306,598)
Expiring 06/16/20	JPMorgan Chase Bank, N.A.	NOK	23,326	2,564,677	2,244,340	—	(320,337)
Expiring 06/19/20	JPMorgan Chase Bank, N.A.	NOK	23,896	2,651,314	2,299,106	—	(352,208)
Expiring 09/21/20	JPMorgan Chase Bank, N.A.	NOK	20,939	2,320,786	2,015,138	—	(305,648)
South Korean Won,
Expiring 05/29/20	Deutsche Bank AG	KRW	6,940,000	5,686,660	5,703,219	16,559	—
				$72,076,947	$70,665,153	408,788	(1,820,582)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	6,309	$1,230,664	$1,214,013	$16,651	$—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	BRL	7,629	1,594,083	1,466,479	127,604	—
Expiring 05/05/20	Citibank, N.A.	BRL	6,328	1,230,673	1,214,919	15,754	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	BRL	7,879	1,900,851	1,512,736	388,115	—
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	6,947	1,622,070	1,331,345	290,725	—
Expiring 07/02/20	Citibank, N.A.	BRL	6,309	1,216,591	1,207,378	9,213	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	7,601	1,512,343	1,454,652	57,691	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	4,406	861,474	843,213	18,261	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	2,365	459,442	452,657	6,785	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	8,711	1,928,853	1,663,997	264,856	—
Euro,
Expiring 04/08/20	Deutsche Bank AG	EUR	1,860	2,068,692	2,051,895	16,797	—
Expiring 04/08/20	Goldman Sachs Bank USA	EUR	4,160	4,623,632	4,589,185	34,447	—
Expiring 04/29/20	Goldman Sachs Bank USA	EUR	272	306,207	300,890	5,317	—
Expiring 04/30/20	Deutsche Bank AG	EUR	2,423	2,721,319	2,676,145	45,174	—
Expiring 04/30/20	HSBC Bank PLC	EUR	5,863	6,594,848	6,474,333	120,515	—
Expiring 05/20/20	Bank of America, N.A.	EUR	2,938	3,287,308	3,247,139	40,169	—
Expiring 05/20/20	JPMorgan Chase Bank, N.A.	EUR	3,089	3,459,439	3,413,651	45,788	—
Expiring 05/26/20	Deutsche Bank AG	EUR	2,424	2,711,963	2,679,718	32,245	—
Expiring 05/29/20	Bank of America, N.A.	EUR	17,587	19,604,053	19,441,020	163,033	—
Expiring 07/23/20	UBS AG	EUR	3,925	4,456,261	4,346,306	109,955	—
A3

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/13/20	HSBC Bank PLC	EUR	2,191	$2,461,630	$2,431,718	$29,912	$—
Expiring 10/15/20	Deutsche Bank AG	EUR	4,105	4,630,522	4,557,199	73,323	—
Japanese Yen,
Expiring 06/08/20	HSBC Bank PLC	JPY	158,576	1,520,452	1,479,159	41,293	—
Expiring 06/08/20	JPMorgan Chase Bank, N.A.	JPY	150,607	1,439,129	1,404,831	34,298	—
Expiring 06/22/20	JPMorgan Chase Bank, N.A.	JPY	238,972	2,285,162	2,230,299	54,863	—
Expiring 08/31/20	Citibank, N.A.	JPY	321,753	3,042,610	3,009,627	32,983	—
Mexican Peso,
Expiring 04/06/20	HSBC Bank PLC	MXN	183,320	9,000,419	7,717,284	1,283,135	—
Expiring 04/08/20	Citibank, N.A.	MXN	13,269	660,698	558,391	102,307	—
Expiring 06/17/20	Citibank, N.A.	MXN	22,084	1,086,640	920,256	166,384	—
Expiring 06/17/20	Citibank, N.A.	MXN	13,349	655,732	556,262	99,470	—
Expiring 06/17/20	Citibank, N.A.	MXN	10,064	495,495	419,374	76,121	—
Expiring 10/07/20	HSBC Bank PLC	MXN	136,710	6,551,405	5,608,115	943,290	—
Expiring 10/08/20	Citibank, N.A.	MXN	13,615	660,704	558,440	102,264	—
Expiring 10/09/20	Citibank, N.A.	MXN	10,226	495,530	419,379	76,151	—
Expiring 10/13/20	Citibank, N.A.	MXN	22,457	1,086,654	920,497	166,157	—
Expiring 10/13/20	Citibank, N.A.	MXN	11,636	562,088	476,952	85,136	—
Expiring 10/15/20	Citibank, N.A.	MXN	50,183	2,435,619	2,056,420	379,199	—
Expiring 10/16/20	Citibank, N.A.	MXN	45,950	2,250,719	1,882,709	368,010	—
South Korean Won,
Expiring 05/21/20	Citibank, N.A.	KRW	1,296,000	1,096,633	1,064,824	31,809	—
Expiring 05/29/20	Deutsche Bank AG	KRW	11,797,000	10,119,232	9,694,651	424,581	—
Expiring 06/22/20	Citibank, N.A.	KRW	1,245,000	1,040,665	1,024,504	16,161	—
Expiring 09/09/20	Goldman Sachs Bank USA	KRW	2,198,000	1,831,056	1,814,301	16,755	—
				$118,799,560	$112,386,863	6,412,697	—
						$6,821,485	$(1,820,582)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/02/20	Buy	EUR	5,024	JPY	595,796	$—	$(34)	Citibank, N.A.
04/02/20	Buy	JPY	444,241	EUR	3,769	—	(25,319)	JPMorgan Chase Bank, N.A.
04/02/20	Buy	JPY	592,222	EUR	5,024	—	(33,207)	Citibank, N.A.
04/15/20	Buy	SEK	24,264	EUR	2,232	—	(9,817)	Deutsche Bank AG
04/30/20	Buy	JPY	146,946	EUR	1,215	27,467	—	Citibank, N.A.
05/08/20	Buy	CHF	2,018	EUR	1,838	70,428	—	UBS AG
05/12/20	Buy	CHF	1,980	EUR	1,805	68,518	—	Goldman Sachs Bank USA
05/13/20	Buy	SEK	24,264	EUR	2,279	—	(63,058)	Deutsche Bank AG
05/21/20	Buy	JPY	514,276	AUD	7,211	357,713	—	JPMorgan Chase Bank, N.A.
05/21/20	Buy	JPY	531,626	AUD	7,211	519,450	—	JPMorgan Chase Bank, N.A.
05/22/20	Buy	JPY	323,200	EUR	2,737	—	(12,055)	HSBC Bank PLC
05/22/20	Buy	JPY	328,766	EUR	2,737	39,837	—	HSBC Bank PLC
05/26/20	Buy	JPY	225,767	AUD	3,053	226,807	—	Citibank, N.A.
06/09/20	Buy	JPY	722,207	AUD	10,170	480,349	—	Citibank, N.A.
06/12/20	Buy	JPY	128,882	AUD	1,740	131,879	—	JPMorgan Chase Bank, N.A.
06/12/20	Buy	JPY	131,975	AUD	1,780	136,133	—	HSBC Bank PLC
06/12/20	Buy	JPY	228,428	AUD	3,110	217,714	—	JPMorgan Chase Bank, N.A.
06/12/20	Buy	JPY	231,599	AUD	3,120	241,150	—	JPMorgan Chase Bank, N.A.
06/12/20	Buy	JPY	251,865	AUD	3,430	239,492	—	HSBC Bank PLC
06/15/20	Buy	JPY	1,324,795	AUD	19,560	326,992	—	HSBC Bank PLC
A4

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
06/15/20	Buy	SEK	24,264	EUR	2,269	$—	$(52,969)	Deutsche Bank AG
06/15/20	Buy	SEK	24,264	EUR	2,312	—	(100,659)	Deutsche Bank AG
06/16/20	Buy	JPY	114,842	AUD	1,750	—	(5,087)	HSBC Bank PLC
06/16/20	Buy	SEK	24,264	EUR	2,230	—	(10,162)	Deutsche Bank AG
06/25/20	Buy	JPY	327,250	EUR	2,737	25,781	—	HSBC Bank PLC
06/30/20	Buy	JPY	72,298	EUR	607	2,760	—	Citibank, N.A.
06/30/20	Buy	JPY	143,120	EUR	1,215	—	(8,216)	Citibank, N.A.
07/02/20	Buy	JPY	595,419	EUR	5,024	—	(1,345)	Citibank, N.A.
07/14/20	Buy	JPY	335,284	AUD	4,490	369,169	—	JPMorgan Chase Bank, N.A.
08/10/20	Buy	CHF	2,018	EUR	1,840	70,387	—	UBS AG
08/10/20	Buy	CHF	2,018	EUR	1,886	18,613	—	UBS AG
08/12/20	Buy	CHF	1,980	EUR	1,806	68,384	—	Goldman Sachs Bank USA
08/12/20	Buy	CHF	1,980	EUR	1,857	11,615	—	Goldman Sachs Bank USA
08/13/20	Buy	SEK	24,264	EUR	2,301	—	(90,554)	Deutsche Bank AG
08/21/20	Buy	JPY	265,071	AUD	3,605	260,590	—	JPMorgan Chase Bank, N.A.
08/21/20	Buy	JPY	512,476	AUD	7,211	355,988	—	JPMorgan Chase Bank, N.A.
08/24/20	Buy	JPY	216,101	AUD	3,045	147,901	—	Citibank, N.A.
08/24/20	Buy	JPY	323,443	EUR	2,737	—	(9,211)	HSBC Bank PLC
08/25/20	Buy	JPY	331,843	EUR	2,737	69,353	—	HSBC Bank PLC
09/14/20	Buy	JPY	232,393	AUD	3,430	64,616	—	HSBC Bank PLC
09/14/20	Buy	JPY	275,642	AUD	4,060	81,767	—	JPMorgan Chase Bank, N.A.
09/30/20	Buy	JPY	72,261	EUR	607	2,631	—	Citibank, N.A.
09/30/20	Buy	JPY	143,168	EUR	1,215	—	(7,456)	Citibank, N.A.
09/30/20	Buy	JPY	147,376	EUR	1,215	31,937	—	Citibank, N.A.
11/09/20	Buy	CHF	2,018	EUR	1,841	70,335	—	UBS AG
11/12/20	Buy	CHF	1,980	EUR	1,807	68,410	—	Goldman Sachs Bank USA
11/24/20	Buy	JPY	264,215	AUD	3,605	260,673	—	JPMorgan Chase Bank, N.A.
						$5,064,839	$(429,149)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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